7. STOCK OPTIONS AND WARRANTS: Share-Based Payment Arrangement, Option, Activity (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares
Weighted average contractual remaining life of options in years	3.11	2.55	2.93
Weighted average fair value of stock options granted | $	$ 0.10	$ 0	$ 0.08
Stock options
Outstanding	3,910,000	5,499,500	3,507,000
Granted	2,005,000	0	2,015,000
Exercise of options	0	(250,000)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(1,345,000)	(1,339,500)	(22,500)
Outstanding	4,570,000	3,910,000	5,499,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	3,910,000	5,499,500	3,507,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	4,570,000	3,910,000	5,499,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.12	$ 0.15	$ 0.18
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.14	0	0.10
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0	0.10	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.16	0.24	0.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.12	0.12	0.15
Stock options | Expiry Date, April 29, 2021
Exercise price | $ / shares	$ 0.25	$ 0.25	$ 0.25
Outstanding	100,000	100,000	100,000
Granted	0	0	0
Exercise of options	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(100,000)	0	0
Outstanding	0	100,000	100,000
Stock options | Expiry Date, September 30, 2021
Exercise price | $ / shares	$ 0.15	$ 0.15	$ 0.15
Outstanding	1,245,000	1,270,000	1,270,000
Granted	0	0	0
Exercise of options	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(1,245,000)	(25,000)	0
Outstanding	0	1,245,000	1,270,000
Stock options | Expiry Date, March 14, 2023
Exercise price | $ / shares	$ 0.10	$ 0.10	$ 0.10
Outstanding	840,000	850,000	850,000
Granted	0	0	0
Exercise of options	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	(10,000)	0
Outstanding	840,000	840,000	850,000
Stock options | Expiry Date, July 30, 2024
Exercise price | $ / shares	$ 0.10	$ 0.10	$ 0.10
Outstanding	1,725,000	2,015,000	0
Granted	0	0	2,015,000
Exercise of options	0	(250,000)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	(40,000)	0
Outstanding	1,725,000	1,725,000	2,015,000
Stock options | Expiry Date, October 15, 2025
Exercise price | $ / shares	$ 0.14
Outstanding	0
Granted	2,005,000
Exercise of options	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	2,005,000	0
Stock options | Expiry Date, April 29, 2020
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	0	1,264,500	1,264,500
Granted		0	0
Exercise of options		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(1,264,500)	0
Outstanding		0	1,264,500
Stock options | Expiry Date, February 25, 2019
Exercise price | $ / shares			$ 0.25
Outstanding		0	22,500
Granted			0
Exercise of options			0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period			(22,500)
Outstanding			0